2. Summary of Significant Accounting Policies (Details - Antidilutive shares) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive shares	236,250	140,000	210,000	0
Options [Member]
Antidilutive shares	236,250	140,000	210,000	0